Ancora Trust
Ancora/Thelen Small-Mid Cap Fund
Schedule of Investments
March 31, 2020

	Shares	Value
Common Stocks - 97.12%

Aerospace & Defense - 2.61%
Arconic, Inc.	58,806	944,424
BWX Technologies, Inc. Common S	30,705	1,495,641
		2,440,065

Biotechnology - 0.46%
Emergent BioSolutions Inc.	7,430	429,900
		429,900

Building Products - 3%
Fortune Brands Home & Security, Inc.	8,281	358,153
Masco Corporation	70,727	2,445,032
		2,803,186

Capital Markets - 1.82%
Houlihan Lokey, Inc.	5,000	260,600
Raymond James Financial, Inc.	22,830	1,442,856
		1,703,456

Chemicals - 3%
Platform Specialty Products Corporation	266,939	2,231,610
Valvoline Inc.	43,450	568,761
		2,800,371

Commercial Services & Supplies - 2.04%
IAA, Inc.	28,460	852,662
KAR Auction Services, Inc.	63,130	757,560
Kimball International, Inc. - B	25,150	299,537
		1,909,758

Construction & Engineering- 7.44%
Arcosa, Inc.	81,340	3,232,452
Boxwood Merger Corp.	30,216	259,555
NV5 Global, Inc.	10,020	413,726
APi Group Corporation	208,530	1,459,710
Comfort Systems USA, Inc.	43,290	1,582,250
		6,947,692

Construction Materials - 1.33%
Eagle Materials Inc.	21,200	1,238,504
		1,238,504

Consumer Finance - 1.06%
Ally Financial, Inc.	68,794	992,697
		992,697

Consumer Services - 1.72%
iHeartMedia, Inc.	98,060	716,819
Frontdoor, inc.	25,540	888,281
		1,605,100

Diversified Consumer Services - 0.97%
ServiceMaster Global Holdings, Inc.	24,090	650,430
WW International Inc.	14,870	251,452
		901,882

Diversified Financial Services - 5.5%
Cannae Holdings, Inc.	64,761	2,168,846
Voya Financial, Inc.	73,184	2,967,611
		5,136,457

Diversified Telecommunications - 1.03%
Iridium Communications, Inc.	43,080	961,976
		961,976

Electronic Equipment - 0.85%
nVent Electric Plc.	25,360	427,823
MasTec, Inc.	11,100	363,303
		791,126

Electrical Equipment, Instruments, & Comp. - 0.3%
Kimball Electronics, Inc.	25,295	276,221
		276,221
Equity Real Estate Investment Trusts - 7.55%
Alpine Income Property Trust, Inc.	62,344	767,455
Cyrusone, Inc.	8,490	524,258
Gaming and Leisure Properties, Inc.	33,990	941,863
JBG SMITH Properties	49,390	1,572,084
PotlatchDeltic Corporation	78,903	2,476,765
Sabra Healthcare REIT, Inc.	70,070	765,164
		7,047,588

Food Products - 7.35%
Post Holdings, Inc.	17,350	1,439,530
Nomad Foods Ltd.	136,960	2,541,978
TreeHouse Foods, Inc.	65,282	2,882,200
		6,863,707

Gas Utilities - 1.98%
South Jersey Industries, Inc.	28,059	701,475
ONE Gas, Inc.	8,720	729,166
UGI Corporation	15,867	423,173
		1,853,814

Health Care Equipment & Supplies - 3.6%
Varex Imanging Corp.	27,029	613,829
Varian Medical Systems, Inc.	12,140	1,246,292
Utah Medical Products, Inc.	16,024	1,507,057
		3,367,178

Health Care Providers & Services - 4.39%
Corvel Corp.	7,035	383,478
Henry Schein, Inc.	33,290	1,681,811
The Pennant Group, Inc.	28,922	409,536
BioTelemetry, Inc.	42,260	1,627,433
		4,102,257

Health Care Technology - 0.76%
Simulations Plus, Inc.	20,335	710,098
		710,098

Hotels, Restaurants, & Leisure - 2.61%
J. Alexander's Holdings, Inc. C	95,077	364,145
Churchill Downs Incorporated	3,900	401,505
Dine Brands Global, Inc.	13,806	395,956
The Wendy's Company	27,190	404,587
Wyndham Hotels & Resorts, Inc.	13,525	426,173
Dunkin' Brands Group, Inc.	405	21,506
Wyndham Destinations, Inc.	19,730	428,141
		2,442,012

Household Products - 0.82%
Energizer Holdings Inc.	25,255	763,964
		763,964

IT Services - 5.35%
Black Knight, Inc.	25,202	1,463,228
Perspecta, Inc	38,436	701,073
Leidos Holdings, Inc.	30,906	2,832,535
		4,996,836

Independent Power and Renewable - 2.48%
Vistra Energy Corp.	145,180	2,317,073
		2,317,073

Internet & Catalog Retail - 1.08%
GCI Liberty, Inc. Class A	17,711	1,008,996
		1,008,996

Internet Software & Services - 0.14%
Points International Ltd	16,276	133,951
		133,951

Leisure Products - 0.79%
Brunswick Corp.	20,800	735,696
		735,696

Life Sciences Tools & Services - 2.37%
Charles River Laboratories International, Inc.	17,570	2,217,510
		2,217,510

Machinery - 3.62%
Pentair plc	57,691	1,716,884
SPX Corporation Common Stock	50,855	1,659,907
		3,376,791

Media - 3.94%
Liberty SiriusXM Series C	40,307	1,274,507
Liberty Braves Series C	77,809	1,483,040
Meredith Corporation	54,708	668,532
John Wiley & Sons, Inc.	6,660	249,683
		3,675,762

Multi-Utilities- 4.94%
MDU Resources Group, Inc.	112,640	2,421,760
DTE Energy Company	23,050	2,189,059
		4,610,819

Oil, Gas & Consumable Fuels - 0.77%
Cabot Oil & Gas Corporation	42,029	722,479
		722,479

Paper & Forest Products - 0.47%
Clearwater Paper Corporation	20,000	436,200
		436,200

Pharmaceuticals - 0.26%
Perrigo Company plc	5,040	242,374
		242,374

Specialty Retail - 0.48%
Citi Trends, Inc.	50,657	450,847
		450,847

Technology Harware, Storage & Peripheral - 0.05%
Quantum Corporation	16,835	49,663
		49,663

Textiles, Apparel & Luxury Goods - 3.04%
Vera Bradley, Inc.	54,957	226,423
Wolverine World Wide, Inc.	131,072	1,992,294
Kontoor Brands, Inc.	32,540	623,792
		2,842,509

Thrifts & Mortgage Finance - 3.61%
Columbia Financial, Inc.	177,523	2,556,331
Kearny Financial Corp.	95,116	817,046
		3,373,378

Trading Companies & Distributors - 1.54%
Transcat, Inc.	25,227	668,516
HD Supply Holdings, Inc.	27,000	767,610
		1,436,126

TOTAL COMMON STOCKS (Cost $103,998,580)		90,716,019

Money Market Funds - 2.52%
First American Funds Government Obligation Class Y 0.89% (b)	2,352,555	2,352,555
		2,352,555

TOTAL MONEY MARKET FUNDS (Cost $2,352,555)		2,352,555

TOTAL INVESTMENTS (Cost $106,351,135) 99.64%		93,068,574

Other Assets In Excess of Liabilities - 0.36%		336,065

TOTAL NET ASSETS - 100.00%		93,404,639

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2020.
(c) ADR - American Depository Receipt
(d) A Portfolio Manager of the adviser serves on the Board of Directors of this company.
(f) Adviser owns more than 5% of the outstanding voting shares of the company.